Equity - Summary of other comprehensive income explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity instruments at fair value through other comprehensive income
Revaluation of gain on equity instruments at fair value through other comprehensive income, net	S/ 117,329	S/ 41,935
Subtotal	117,329	41,935
Non-controlling interest	(438)	(511)
Income Tax	(219)	(26)
Total	116,672	41,398
Debt instruments at fair value through other comprehensive income
Net gain on sale of financial investments	1,341,797	(471,940)
Transfer to income of unrealized net (gain) loss on debt instruments at fair value through other comprehensive income	(80,080)	14,315
Transfer to income of loss (reversion) for impairment on debt instruments at fair value through other comprehensive income	6,779	(13,060)
Subtotal	1,268,496	(470,685)
Non-controlling interest	2,517	(1,011)
Income Tax	(7,878)	(6,309)
Total	1,263,135	(478,005)
Insurance premiums reserve,	(999,430)	750,670	(195,619)
Non-controlling interest	(1,643)	124	0
Total	(1,001,073)	750,794	(195,619)
Available-for-sale investments:
Unrealized gain from available-for-sale investments	117,329		543,768
Transfer to realized gain on available-for-sale investments, net of realized loss			(113,306)
Transfer of impairment loss from available-for-sale investments to consolidated income statements,			20,759
Accrual of unrealized loss from held-to-maturity investments to consolidated income statements, Note 5(e)			2,608
Subtotal			453,829
Non-controlling interest			470
Income Tax	0		(14,471)
Total			439,828
Cash flow hedges:
Net (loss) gain from cash flow hedges	(74,593)	32,798	(1,477)
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	23,924	(4,851)	140
Subtotal	(50,669)	27,947	(1,337)
Non-controlling interest	(217)	171	(19)
Income Tax	(13,052)	10,335	(1,172)
Total	(63,938)	38,453	(2,528)
Foreign currency translation reserve	S/ (14,507)	S/ 26,589	S/ (22,480)